Nature of Operations (Details) - DeepGreen Metals Inc. [Member] shares in Millions		6 Months Ended	12 Months Ended
	Jul. 11, 2011 km	Jun. 30, 2021 km $ / shares shares	Dec. 31, 2020 km
SOAC Sponsors [Member]
Nature of Operations (Details) [Line Items]
Additional special shares (in Shares) | shares		0.5
Transaction price (in Dollars per share) | $ / shares		$ 50.00
West of Mexico [Member]
Nature of Operations (Details) [Line Items]
Seafloor mineral exploration		2,000	2,000
Clarion Clipperton Zone [Member]
Nature of Operations (Details) [Line Items]
NORI granted an exploration	74,830
Polymetallic nodules in an exploration		74,990	74,990
TOML granted an exploration			74,713